Consolidated Statement of Changes in Equity - USD ($)		Issued capital [member]	Unlisted option reserve [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member]	Total
Opening balance at Jun. 30, 2021		$ 3,385,281			$ 1,945	$ (6,571,237)	$ (3,184,011)
IfrsStatementLineItems [Line Items]
Loss after tax						(11,197,450)	(11,197,450)
Other comprehensive (loss)					(31,312)		(31,312)
Total comprehensive (loss)					(31,312)	(11,197,450)	(11,228,762)
Share-based payments (see Note 22)				1,546,983			1,546,983
Issue of Shares from conversion of convertible notes (see Note 17)	[1]
Closing balance at Jun. 30, 2022		3,385,281		1,546,983	(29,367)	(17,768,687)	(12,865,790)
IfrsStatementLineItems [Line Items]
Loss after tax						(20,597,436)	(20,597,436)
Other comprehensive (loss)					(36,465)		(36,465)
Total comprehensive (loss)					(36,465)	(20,597,436)	(20,633,901)
Share-based payments (see Note 22)				2,365,384			2,365,384
Issue of Shares from conversion of convertible notes (see Note 17)	[1]
Closing balance at Jun. 30, 2023		3,385,281		3,912,367	(65,832)	(38,366,123)	(31,134,307)
IfrsStatementLineItems [Line Items]
Loss after tax						(14,408,346)	(14,408,346)
Other comprehensive (loss)					(20,710)		(20,710)
Total comprehensive (loss)					(20,710)	(14,408,346)	(14,429,056)
Share-based payments (see Note 22)				4,521,598			4,521,598
Issued of Shares fully paid net of Transaction cost (see Note 17)		8,789,914					8,789,914
Issue of Shares from conversion of convertible notes (see Note 17)		32,177,751					32,177,751	[1]
Issue of Unlisted Shares from conversion of convertible notes (see Note 17)			2,741,457				2,741,457
Advisor options exercised (see Note 17)		2,426,757		(2,426,757)
Advisor options forfeited (see Note 22)				(108,813)			(108,813)
Over allotment options lapsed (see Note 22)				(163,794)		163,794
Closing balance at Jun. 30, 2024		$ 46,779,703	$ 2,741,457	$ 5,734,601	$ (86,542)	$ (52,610,675)	$ 2,558,544

[1]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.